Net Debt (Tables)	6 Months Ended
Jun. 30, 2025
Net Debt.
Schedule of Net Debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2025	flow	and other	movements	2025
	$m	$m	$m	$m	$m
Non-current instalments of loans	(26,506)	-	2,431	(639)	(24,714)
Non-current instalments of leases	(1,113)	-	(106)	(53)	(1,272)
Total long-term debt	(27,619)	-	2,325	(692)	(25,986)
Current instalments of loans	(2,007)	7	(2,461)	-	(4,461)
Current instalments of leases	(339)	217	(218)	(21)	(361)
Commercial paper	-	(1,470)	-	-	(1,470)
Collateral received from derivative counterparties	(181)	(254)	-	-	(435)
Other short-term borrowings excluding overdrafts	(90)	(10)	-	-	(100)
Overdrafts	(59)	34	-	(1)	(26)
Total current debt	(2,676)	(1,476)	(2,679)	(22)	(6,853)
Gross borrowings	(30,295)	(1,476)	(354)	(714)	(32,839)
Net derivative financial instruments	71	(100)	533	-	504
Net borrowings	(30,224)	(1,576)	179	(714)	(32,335)
Cash and cash equivalents	5,488	1,515	-	55	7,058
Other investments - current	166	(115)	-	(1)	50
Cash and investments	5,654	1,400	-	54	7,108
Net debt	(24,570)	(176)	179	(660)	(25,227)